SUPPLEMENT CASH FLOW INFORMATION	3 Months Ended
Mar. 31, 2026
SUPPLEMENTARY CASH FLOW INFORMATION

16) SUPPLEMENTARY CASH FLOW INFORMATION

	March 31, 2026	March 31, 2025
Net change in non-cash working capital items:
Inventory	$(756)	$(2,193)
Prepaid expenses and other assets	(365)	(815)
Taxes recoverable	253	(354)
Taxes payable	(1,863)	(941)
Accounts payable and accrued liabilities	(2,178)	352
Amounts receivable	(143)	(2,525)
Amounts due to related parties	(5)	(127)
	$(5,057)	$(6,603)

	March 31, 2026	March 31, 2025
Other supplementary information:
Interest paid	$109	$68
Taxes paid	9,017	1,457
	$9,126	$1,525

	March 31, 2026	March 31, 2025
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon vesting of RSUs	387	1,207
Transfer of share-based payments reserve upon exercise of stock options	3,580	279
Equipment acquired under finance leases and equipment loans	3,426	3,009
	$7,393	$4,495